Income and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Income and expenses
Schedule of operating expenses

(In thousands of €)	2025	2024	2023
Clinical trial expenses	36,921	30,057	19,131
Employee benefits	7,267	5,557	3,290
Consulting	2,091	2,121	1,786
Share-based payments	1,506	143	1,009
Chemicals and small materials	78	1,001	191
Patent related charges	249	431	891
Regulatory	101	—	14
Facility rent and expenses	64	—	—
Other R&D expenses	600	—	—
Total research and development expenses	48,877	39,310	26,311
Employee benefits	5,171	3,868	2,243
Share-based payments	3,848	928	1,150
Professional service fees	1,861	3,183	1,185
Office materials and services	559	627	549
Travel and meeting expenses	754	561	483
Facility rent and expenses	211	137	178
Board fees	63	63	67
Depreciation and amortization	219	311	99
Recruitment	25	245	20
Other G&A expenses	80	210	122
Total general and administrative expenses	12,791	10,133	6,097
Total operating expenses	61,668	49,443	32,408

Schedule of employee benefit expenses

(In thousands of €)	2025	2024	2023
Employee salaries and wages - R&D	5,681	3,800	2,337
Employee salaries and wages - G&A	3,626	2,739	1,684
Social security contributions	1,915	1,521	782
Employee provisions	339	763	560
Other employee benefits	877	602	170
Total employee benefit expenses(1)	12,438	9,425	5,533
(1)Total employee benefit expenses exclude share-based payment expenses which are included in note 7.1.

Schedule of financial expenses and income

(In thousands of €)	2025	2024	2023
Interest expenses	(60)	(67)	(31)
Exchange rate losses	(64)	(280)	(51)
Bank charges	(9)	(10)	(4)
Total financial expenses	(133)	(357)	(86)
Interest income	1,609	1,218	245
Exchange rate gains	7	49	58
Fair value gains current assets	96	—	—
Other financial income	6	—	—
Total financial income	1,718	1,267	303
Net financial (expenses) income	1,585	910	217

Schedule of other operating income

(In thousands of €)	2025	2024	2023
Grants received	1,072	380	595
R&D tax credit	512	398	331
R&D personnel credit	774	607	291
Other income	35	37	—
Other operating income	2,393	1,422	1,218